16. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
12.	SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to September 30, 2020 to the date these condensed consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these condensed consolidated financial statements, except as follows:

On October 2, 2020, the Company issued an aggregate of 1,535,509 shares of common stock upon the conversion of an aggregate of $56,049 of outstanding principal and accrued interest on one of its 10% unsecured convertible redeemable notes.

16.	SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2019 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follows:

TDH Secured Notes Offering

On March 16, 2020, the Company sold (the “TDH Secured Notes Offering”) of an aggregate of $3,000,000 of its 12% senior secured convertible notes (the “TDH Secured Notes”), to eleven accredited investors (the “TDH Secured Note Lenders”), pursuant to a subscription agreement with the TDH Secured Note Lenders. Interest on the TDH Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the TDH Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. Pursuant to the TDH Secured Notes, the Company shall cause TD Holdings to pay amounts due under the TDH Secured Notes. If the Company prepays the amounts due under TDH Secured Notes, it shall pay a prepayment penalty in an amount equal to 4% of the amount prepaid.

The TDH Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion; provided, however, that the conversion price shall not be less than $0.10 per share.

The Company’s obligations under the TDH Secured Notes, are secured by Grom Holdings’ right, title and interest in and to all of the shares of stock of TDH, and of the shares of its wholly owned subsidiary, TDAHK. The TDH Secured Notes rank equally and ratably on a pari passu basis with (i) the other TDH Secured Notes and (ii) those secured promissory notes (the “Original TDH Notes”) issued by the Company pursuant to TDH Share Sale Agreement.

If the Company sells the animation studio located in Manila, Philippines, which is currently owned by TDH through TDAHK (the “Animation Studio”), for more than $12,000,000, and so long as any amount of principal is outstanding under the TDH Secured Notes, the Company will pay the TDH Secured Notes holders from the proceeds of the sale (i) all amounts of principal outstanding under the TDH Secured Notes, (ii) such amount of interest which would be due and payable assuming the TDH Secured Notes were held to maturity (minus any amounts of interest previously paid hereunder), and (iii) an additional 10% of the amount of principal outstanding under the TDH Secured Notes on the date within five days of the closing of such sale.

In connection with the issuance of the TDH Secured Notes, the Company issued to each TDH Secured Note holder shares of common stock equal to 20% of the principal amount of such holder’s TDH Secured Note, divided by $0.10. Accordingly, an aggregate of 6,000,000 shares of common stock were issued to the TDH Secured Note holders on March 16, 2020.

Third Amendment to the TDH Share Sale Agreement

On March 16, 2020, the Company entered into a third amendment (the “Third Amendment”) to the TDH Share Sale Agreement, pursuant to which the Company’s subsidiary, Grom Holdings, had acquired 100% of the common stock of TDH (representing ownership of the animation studio) from certain individuals (the “TDH Sellers”). The Company used the proceeds received from the TDH Secured Notes Offering to pay the TDH Sellers $3,000,000 of the principal due under the Original TDH Notes, leaving a balance due to the TDH Sellers of $1,000,000 in principal (plus accrued interest and costs). In addition, the accrued interest of $361,767 due to the TDH Sellers pursuant to the Original TDH Notes will be paid by three monthly payments of $93,922, commencing April 16, 2020, and 12 monthly installments of $6,667 commencing April 16, 2020.

Pursuant to the Third Amendment, the TDH Sellers and the Company agreed, among other things:

•	To extend the maturity date of the remaining Original TDH Notes by one year to June 30, 2021;
•	To increase the interest rate on the remaining Original TDH Notes to 12%;
•	To grant a first priority security interest on the shares of TDH and TDAHK to the TDH Sellers, pari passu with the holders of the TDH Secured Notes; and
•	To pay the balance of the Original TDH Notes monthly in arrears, amortized over a four-year period.

Additional Secured Notes Offering

On March 16, 2020, the Company also issued to two accredited investors (the “Additional Secured Note Lenders”) an aggregate of $365,000 of its 12% senior secured convertible notes (the “Additional Secured Notes”) with substantially the same terms and provisions as provided in the TDH Secured Notes; provided, however, that the Additional Secured Notes are secured by all of the assets of the Company other than the shares and other assets of TDH and TDAHK pursuant to the terms and conditions of a security agreement by and among the Company and the Additional Secured Note Lenders (the “Security Agreement”). These Additional Secured Notes were offered and sold in a private offering (the “Additional Secured Notes Offering”), pursuant to the terms of a subscription agreement by and among the Company and the Additional Secured Notes Lenders (the “Additional Secured Notes Subscription Agreement”). Prior to this closing, an additional $695,000 of Additional Secured Notes had been sold by the Company in the Additional Secured Notes Offering.

Interest on the Additional Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the Additional Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. If the Company prepays the amounts due under the Additional Secured Notes, it shall pay a prepayment penalty in an amount equal to 4% of the amount prepaid.

The Additional Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion; provided, however, that the conversion price shall not be less than $0.10 per share.

In connection with the issuance of the Additional Secured Notes, the Company issued to each Additional Secured Note Lender shares of common stock equal to 20% of the principal amount of such holder’s Additional Secured Note, divided by $0.10. Accordingly, an aggregate of 730,000 shares of common stock were issued.